Retirement Benefits - Movements in Fair Value of the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	¥ 1,453	¥ 1,153	¥ 3,553
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,432,556	1,354,202
Interest income	10,090	8,123
Return on plan assets excluding interest income	97,433	71,841
Contributions by employer	19,208	44,535
Benefits paid	(44,433)	(42,387)
Settlements		(696)
Others	(61,616)	(3,062)
At end of period	¥ 1,453,238	¥ 1,432,556	¥ 1,354,202